Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common Stock Class A		Common Stock Class B	Common Stock		Additional paid-in capital	Statutory reserves	Retained Earnings	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Sep. 30, 2021					$ 1,013		$ 10,856,169	$ 1,033,653	$ 2,748,068	$ (316,017)	$ 878,969	$ 15,201,855
Balance (in Shares) at Sep. 30, 2021	[1]				1,012,500
Acquisition of NCI							(8,584)				(330,068)	(338,652)
Initial public offering					$ 388		12,408,634					12,409,022
Initial public offering (in Shares)	[1]				388,125
Capital contribution											45,779	45,779
Dividends to non-controlling interests											(88,870)	(88,870)
Foreign currency translation loss										(1,586,091)	(130,059)	(1,716,150)
Net loss								462,661	(263,683)		(86,751)	112,227
Balance at Sep. 30, 2022					$ 1,401		23,256,219	1,496,314	2,484,385	(1,902,108)	289,000	25,625,211
Balance (in Shares) at Sep. 30, 2022	[1]				1,400,625
Foreign currency translation loss										(429,504)	(93,609)	(523,113)
Net loss								1,457	(10,950,252)		(65,171)	(11,013,966)
Balance at Sep. 30, 2023		$ 1,401			$ 1,401		23,256,219	1,497,771	(8,465,867)	(2,331,612)	130,220	14,088,132	[2]
Balance (in Shares) at Sep. 30, 2023		1,400,625	[1]		1,400,625	[1]
Private placement		$ 280					979,720					980,000
Private placement (in Shares)	[1]	280,000
Private placement				$ 200								200
Private placement (in Shares)	[1]			200,000
Shares repurchase		$ (200)										(200)
Shares repurchase (in Shares)	[1]	(200,000)
Redemption of CVB		$ 91					224,909					225,000
Redemption of CVB (in Shares)	[1]	91,210
Acquisition of NCI											136,118	136,118
Capital contribution by Non- controlling interests											2,420,224	2,420,224
Foreign currency translation loss										90,932	135,573	226,505
Net loss								1	(10,061,612)		(127,780)	(10,189,391)
Balance at Sep. 30, 2024		$ 1,572		$ 200			$ 24,460,848	$ 1,497,772	$ (18,527,479)	$ (2,240,680)	$ 2,694,355	$ 7,886,588	[2]
Balance (in Shares) at Sep. 30, 2024	[1]	1,571,835		200,000

[1]	The financial statements give retroactive effect to the December 31, 2024 one-for-ten reverse share split.
[2]	The financial statements give retroactive effect to the December 31, 2024 one-for-ten reverse share split.